Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 255	$ 36	¥ 130	¥ 784
Total Revenue	125,445	17,428	34,216	250,223
Learning Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	65,842	9,148	18,516	235,627
Tourism Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	51,880	7,208	3,502	1,843
Learning Technology and Content Solutions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 7,978	$ 1,108	¥ 12,328	¥ 13,537